Accrued Liabilities (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Legal and other professional services	$ 2,090	$ 3,811	$ 3,128
Compensation expense	341	392	3,584
Research and development projects	11	323	981
Other accrued liabilities	1,187	228	333
Total	$ 3,629	$ 4,754	$ 8,026